Property and Equipment - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 103	$ 101	$ 94
Land and certain retail sites under capital leases	9	9
Land and certain retail sites under capital leases, accumulated depreciation	$ 5	$ 4